Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2025	2024
	US$	US$
Bank balances	6,919,869	4,880,413